FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED OTHER THAN FAIR VALUE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Carrying amount	¥ 63,085	¥ 79,738
Fair value	¥ 62,656	¥ 78,040
Minimum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	2.76%	1.79%
Maximum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	4.90%	4.90%